DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 26, 2025	Aug. 19, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Public price (in Dollars per share)						$ 52.06	$ 51.12
Class A Ordinary Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unit price per share (in Dollars per share)						0.0001
HCM II ACQUISITION CORP
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Divided					$ 925,000,000
Unit price per share (in Dollars per share)						$ 0.0001
Inception period					April 4, 2024 (inception) through September 30, 2025	April 4, 2024 (inception) through December 31, 2024
Gross proceeds from initial public offering		$ 231,150,000		$ 226,000,000		$ 226,000,000
Sale of stock units (in Shares)		10.05
Sale of Private Placement Warrants			$ 6,850,000	$ 6,850,000		6,850,000
Transaction costs						15,396,014
Cash underwriting fee						4,000,000
Deferred underwriting fee					$ 10,720,000	10,720,000
Other offering costs						$ 676,014
Percentage of fair market value					80.00%	80.00%
Ownership percentage					50.00%
Obligation maturity term		185 days
Period to complete business combination		24 months				24 months
Shares redemption obligation percentage		100.00%				100.00%
Maximum business days for redeeming public shares					10 days
Interest to pay dissolution expenses					$ 100,000	$ 100,000
Public price (in Dollars per share)					$ 10.05	$ 10.05
Cash in operating bank					$ 350,389	$ 668,089
Working capital					3,816,333	$ 361,543
Gross proceeds					292,000,000
Gross proceeds expenses					$ 50,000,000
HCM II ACQUISITION CORP | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of stock units (in Shares)					6,850,000
Sale of stock price per share (in Dollars per share)					$ 1
Sale of Private Placement Warrants					$ 6,850,000
HCM II ACQUISITION CORP | Business Combination
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash deposited in trust account per unit (in Dollars per share)					$ 10.05	$ 10.05
HCM II ACQUISITION CORP | Business Combination
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Threshold business days for calculating per share redemption price					2 days
HCM II ACQUISITION CORP | Cantor Fitzgerald & Co. | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Warrants					$ 6,850,000
HCM II ACQUISITION CORP | Class A Ordinary Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Public price (in Dollars per share)					$ 12	$ 12
HCM II ACQUISITION CORP | Private Investment in Public Equity | Ordinary Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate shares (in Shares)	5,000,000				5,000,000
Unit price per share (in Dollars per share)	$ 10				$ 10
HCM II ACQUISITION CORP | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unit price per share (in Dollars per share)		$ 10
Number of founder shares purchased by sponsor (in Shares)		23,000,000
Sale of stock price per share (in Dollars per share)		$ 10
Transaction costs					$ 15,396,014
Cash underwriting fee					4,000,000
Deferred underwriting fee					4,000,000	$ 4,000,000
Other offering costs					$ 676,014
HCM II ACQUISITION CORP | Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Gross proceeds from initial public offering		$ 231,150,000
Sale of stock price per share (in Dollars per share)		$ 10.05
HCM II ACQUISITION CORP | Initial Public Offering | Business Combination | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Public price (in Dollars per share)					$ 10.05
HCM II ACQUISITION CORP | Initial Public Offering | Class A Ordinary Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unit price per share (in Dollars per share)		$ 10				$ 10
Number of founder shares purchased by sponsor (in Shares)		23,000,000				23,000,000
Gross proceeds from initial public offering		$ 230,000,000				$ 230,000,000
Sale of stock price per share (in Dollars per share)		$ 10
HCM II ACQUISITION CORP | Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of founder shares purchased by sponsor (in Shares)		3,000,000				3,000,000
HCM II ACQUISITION CORP | Over-allotment option | Class A Ordinary Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of founder shares purchased by sponsor (in Shares)		3,000,000				3,000,000